Intangible assets - Rates of amortization (Details)	12 Months Ended
Dec. 31, 2022
Software
Intangible assets
Useful life (in years)	5 years
Annual amortization rate (%)	20.00%
Research and development
Intangible assets
Useful life (in years)	2 years
Annual amortization rate (%)	50.00%
Client portfolio
Intangible assets
Useful life (in years)	2 years
Annual amortization rate (%)	50.00%
Workforce
Intangible assets
Useful life (in years)	5 years
Annual amortization rate (%)	20.00%
Non Compete
Intangible assets
Useful life (in years)	5 years
Annual amortization rate (%)	20.00%